DSM Large Cap Growth Fund (Second Summary Prospectus) | DSM Large Cap Growth Fund
DSM LARGE CAP GROWTH FUND

DSM CapItal Funds

DSM LARGE CAP GROWTH FUND

Retail Class

Supplement dated May 25, 2012 to

Prospectus dated October 31, 2011

We are pleased to inform you that the Board of Trustees approved a 0.25% reduction to the DSM Large Cap Growth Fund’s advisory fee as well as a 0.15% reduction to the DSM Large Cap Growth Fund’s Total Annual Fund Operating Expenses.  Effective May 16, 2012, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses for Retail Class shares to 1.20%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Page 1 of the Prospectus is replaced with the following information.  Additionally, references to the advisory fees for the Retail Class throughout the Prospectus including on page 9 under Investment Advisor , are changed to 0.75% of average daily net assets.  In addition, references to the Expense Cap for the Institutional Class throughout the Prospectus, including on page 10 under Fund Expenses , are changed to 1.20%.

Please retain this Supplement with the Prospectus.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Retail Class DSM Large Cap Growth Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Retail Class DSM Large Cap Growth Fund
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.84%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver/Expense Reimbursement	[2]	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.21%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.20% for the Retail Class through October 31, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this expense cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Retail Class DSM Large Cap Growth Fund	123	454	878	2,061